Investments	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments

10. Investments

In May 2020, the Company entered a consulting contract with Watch Party LLC (“WP”), which allowed the Company to receive up to 110,000 membership interest units of WP in return for consulting services. The WP units are valued at $2.14 per unit based on a sales price of $2.14 per unit on an online funding portal, resulting in revenues of $235,400 for the year ended April 30, 2021.

In May 2020, the Company entered a consulting contract with ChipBrain LLC (“ChipBrain”), which allowed the Company to receive up to 710,200 membership interest units of ChipBrain in return for consulting services. The ChipBrain units are valued at $0.93 per unit based on a sales price of $0.93 per unit on an online funding portal, resulting in revenues of $660,486 for the year ended April 30, 2021. ChipBrain subsequently sold identical ChipBrain units for $2.40 per unit on an online funding portal.

In May 2020, the Company entered a consulting contract with a related party, Zelgor Inc. (“Zelgor”), which allowed the Company to receive up to 1,400,000 shares of common stock of Zelgor in return for consulting services. The Company earned 1,050,000 shares in the quarter ended July 31, 2020 and 350,000 shares in the quarter ending October 31, 2020. The Zelgor shares are valued at $1.00 per share based on a sales price of $1.00 per share on an online funding portal, resulting in revenues of $1,400,000 for the year ended April 30, 2021. The $1.00 per share valuation was derived based on a combination of multiple transactions on a secondary trading platform in which shares were purchased at $1.00 per share, and two private offerings of shares, one at a selling price of $0.50 per share and the other at $2.00 per share.

On January 2, 2020, the Company entered a consulting contract with Deuce Drone LLC (“Drone”), which allowed the Company to receive up to 2,350,000 membership interest units of Drone in return for consulting services. The Company earned all 2,350,000 membership interest units in fiscal 2020. The Drone units are valued at $0.35 per unit based on a sales price of $0.35 per unit when the units were earned, or $822,500. Drone subsequently sold identical Drone units for $1.00 per unit on an online funding portal.

In August 2019, the Company entered a consulting contract with KingsCrowd LLC (“KingsCrowd”), which allowed the Company to receive 300,000 membership interest units of KingsCrowd in return for consulting services. The KingsCrowd units were valued at $1.80 per unit based on a sales price of $1.80 per unit when the units were earned, or $540,000. In December 2020, KingsCrowd converted from a limited liability company to a corporation to facilitate raising capital under Regulation A. KingsCrowd filed a Form 1-A Offering Statement under the Securities Act of 1933. In connection with the conversion to a corporation, each membership interest unit converted into 12.71915 shares of common stock. As of April 30, 2021, the Company owns 3,815,745 shares of KingsCrowd Inc. The selling price of the stock is set at $1.00 per share in the preliminary offering circular.

During fiscal 2019, the Company entered a consulting contract with Netcapital DE LLC (“Netcapital”), which allowed the Company to receive up to 1,000 membership interest units of Netcapital in return for consulting services. The Company earned 40 units in the quarter ended July 31, 2020, at a value of $91.15 per unit, or $3,646. The Company earned all 1,000 Netcapital units but sold a portion of the units in fiscal 2020 at a sales price of $91.15 per unit. As of April 30, 2021, the Company owns 528 Netcapital units, at a value of $48,128.

On July 20, 2020 the Company entered a consulting agreement with Vymedic, Inc. for a $40,000 fee over a 5-month period. Half the fee is payable in stock and half is payable in cash. As of April 30, 2021, the Company earned $20,000 worth of stock.

The following table summarizes the components of equity securities as of April 30, 2021 and 2020:

Schedule of investments
	April 30, 2021	April 30, 2020

Netcapital DE LLC	$48,128	$44,482
Watch Party LLC	235,400	—
Zelgor Inc.	1,400,000	—
ChipBrain LLC	1,704,480	—
Vymedic, Inc.	20,000	—
Deuce Drone LLC	2,350,000	822,500
KingsCrowd LLC	540,000	540,000
Total Investments at cost	$6,298,008	$1,406,982

The above investments in equity securities are within the scope of ASC 321. The Company monitors the investments for any changes in observable prices from orderly transactions. All investments are initially measured at cost and evaluated for impairment. Impairment expense of $0 and $185,952 was recognized in the years ended April 30, 2021 and 2020, respectively. The Company identified that two securities, ChipBrain LLC and Deuce Drone LLC, that had an observable price change. The result of these price changes was an increase in the fair value of the equity securities totaling $2,571,494 in the fiscal year ended April 30, 2021, which was recorded in the income statement as an unrealized gain on equity securities.

Investments

Note 13 – Investments

In January 2022, the Company received 1,700,000 units of ScanHash LLC as a payment for services rendered in conjunction with a crowdfunding offering. The units are valued at $0.25 per unit based on a sales price of $0.25 per unit on an online funding portal. The receipt of the units satisfied $425,000 of an accounts receivable balance. As of January 31, 2022, the Company owns 1,700,000 units which are valued at $425,000.

In January 2022, the Company received 2,850,000 units of Hiveskill LLC as a payment for services rendered in conjunction with a crowdfunding offering. The units are valued at $0.25 per unit based on a sales price of $0.25 per unit on an online funding portal. The receipt of the units satisfied an accounts receivable balance of $712,500. As of January 31, 2022, the Company owns 2,850,000 units which are valued at $712,500.

In November 2021, the Company purchased a 10% interest, or 400 shares of common stock, in Caesar Media Group Inc. (“Caesar”) for an initial purchase price of 50,000 shares of the Company’s common stock, valued at $500,000. Caesar is a marketing and technology solutions provider. The purchase agreement includes additional contractual requirements for the Company and Caesar, including the issuance of an additional 150,000 shares of common stock of the Company over a two-year period. As of January 31, 2022, there have been no observable price changes in the value of the Caesar’s common stock and the Company has valued its ownership in Caesar at cost, which is $500,000.

In May 2020, the Company entered a consulting contract with Watch Party LLC (“WP”), which allowed the Company to receive up to 110,000 membership interest units of WP in return for consulting services. The Company earned 97,500 membership interest units in the quarter ended July 31, 2020. The WP units are valued at $2.14 per unit based on a sales price of $2.14 per unit on an online funding portal, resulting in revenues of $235,400 and $0 for the nine- and three-month periods ended January 31, 2021. As of January 31, 2022 and April 30, 2021, the Company owns 110,000 WP units, which are valued at $235,400.

In May 2020, the Company entered a consulting contract with ChipBrain LLC (“Chip”), which allowed the Company to receive up to 710,200 membership interest units of Chip in return for consulting services. The Company earned 500,000 membership interest units in the quarter ended July 31, 2020 and earned the remaining units in the quarter ending October 31, 2020. The Chip units were initially valued at $0.93 per unit based on a sales price of $0.93 per unit on an online funding portal, resulting in revenues of $660,486 and $0 for the nine and three-month periods ended January 31, 2021. Subsequently, Chip sold identical units for $2.40 per unit, and as of January 31, 2022 and April 30, 2021, the units owned by the Company are valued at $1,704,480. In fiscal 2022 the Company received additional revenues from Chip, amounting to $39,360 and $20,000 for the nine- and three-month periods ended January 31, 2022.

In May 2020, the Company entered a consulting contract with Zelgor Inc. (“Zelgor”), which allowed the Company to receive up to 1,400,000 shares of common stock of Zelgor in return for consulting services. The Company earned 1,050,000 shares in the quarter ended July 31, 2020 and earned the remaining shares in the quarter ending October 31, 2020. The Zelgor shares are valued at $1.00 per share based on a sales price of $1.00 per share on an online funding portal, resulting in revenues of $1,400,000 and $0 for the nine- and three-month periods ended January 31, 2021. The $1.00 per share valuation continues to be the observable price at which the shares trade and the Zelgor shares are valued at $1,400,000 as of January 31, 2022 and April 30, 2021.

On January 2, 2020, the Company entered a consulting contract with Deuce Drone LLC (“Drone”), which allowed the Company to receive up to 2,350,000 membership interest units of Drone in return for consulting services. The Company earned all 2,350,000 membership interest units in fiscal 2020. The Drone units were initially valued at $0.35 per unit based on a sales price of $0.35 per unit when the units were earned, or $822,500. Drone subsequently sold identical Drone units for $1.00 per unit on an online funding portal and as of January 31, 2022 and April 30, 2021, the units owned by the Company are valued at $2,350,000.

In August 2019, the Company entered a consulting contract with KingsCrowd LLC (“KingsCrowd”), which allowed the Company to receive 300,000 membership interest units of KingsCrowd in return for consulting services. The KingsCrowd units were initially valued at $1.80 per unit based on a sales price of $1.80 per unit when the units were earned, or $540,000. In December 2020, KingsCrowd converted from a limited liability company to a corporation to facilitate raising capital under Regulation A. KingsCrowd filed a Form 1-A Offering Statement under the Securities Act of 1933. In connection with the conversion to a corporation, each membership interest unit converted into 12.71915 shares of common stock. As of January 31, 2022 and April 30, 2021, the Company owns 3,815,745 shares of KingsCrowd Inc. In July 2021, KingsCrowd subsequently sold identical shares of common stock for $1.00 per share, and as of January 31, 2022 and April 30, 2021, the shares owned by the Company are valued at $3,815,745 and $540,000, respectively.

During fiscal 2019, the Company entered a consulting contract with Netcapital DE LLC (“NetCapital”), which allowed the Company to receive up to 1,000 membership interest units of NetCapital in return for consulting services. The Company earned 40 units in the quarter ended July 31, 2020, at a value of $91.15 per unit, or $3,646. The Company earned all 1,000 Netcapital units but sold a portion of the units in fiscal 2020 at a sales price of $91.15 per unit. As of January 31, 2022 and April 30, 2021, the Company owns 528 Netcapital units, at a value of $48,128.

In July 2020 the Company entered a consulting agreement with Vymedic, Inc. for a $40,000 fee over a 5-month period. Half the fee was payable in stock and half was payable in cash. As of April 30, 2021, the Company earned $20,000 worth of stock. As of January 31, 2022 and April 30, 2021, the Company owns 4,000 units, at a value of $20,000.

In August 2020 the Company entered a consulting agreement with C-Reveal Therapeutics LLC (“CRT”). for a $120,000 fee over a 12-month period. $50,000 of the fee is payable in CRT units. The Company earned the units in fiscal 2021 and received them in the first quarter of fiscal 2022. As of January 31, 2022 the Company owns 5,000 units, at a value of $50,000.

The following table summarizes the components of investments as of January 31, 2022 and April 30, 2021:

	Jan. 31, 2022	April 30, 2021

Netcapital DE LLC	$48,128	$48,128
Watch Party LLC	235,400	235,400
Zelgor Inc.	1,400,000	1,400,000
ChipBrain LLC	1,704,480	1,704,480
Vymedic Inc.	20,000	20,000
C-Reveal Therapeutics LLC	50,000	—
Deuce Drone LLC	2,350,000	2,350,000
Hiveskill LLC	712,500	—
ScanHash LLC	425,000	—
Caesar Media Group Inc.	500,000	—
Kingscrowd Inc	3,815,745	540,000
Total Investments at cost	$11,261,253	$6,298,008

The above investments in equity securities are within the scope of ASC 321. The Company monitors the investments for any changes in observable prices from orderly transactions. All investments are initially measured at cost and evaluated for changes in estimated fair value. During the nine months ended January 31, 2022, the Company identified that one security, KingsCrowd Inc., had an observable price change. The result of the price change was an increase in the fair value of the equity securities totaling $3,275,745 in the nine months ended January 31, 2022, which is recorded in the Consolidated Statements of Operations as an unrealized gain on equity securities.